United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F

Form 13F Cover Page

Report for Quarter Ended: September 30, 2005

Institutional Investment Manager Filing this report:
  White Pine Investment Company
							17199 Laurel Park Drive, N.
							Suite # 209
							Livonia, Michigan  48152

Person Signing this Report on Behalf of Reporting Manager:
Name:		David J.Sculati
Title:		Vice President
Phone:		734-464-2532
Signature,			Place,			Date of Signing:
David J. Sculati		Livonia, Michigan	October 20, 2005

Report Type:		{X}   13F Holding Report
			{ }   13F Notice
			{ }   13F Combination Report




United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total		52

Form 13F Information Table Value Total:		$103,893
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Master List of Securities
As of 09/30/2005

                                     	Class	        Current                 SH/	PUT/	INVSTMT	OTHER	    VOTING AUTHORITY
Description                          	Title	Symbol  X 1000	  Shares	PRN	CALL	DSCRETN	MANAGERS SOLE	    SHARED NONE

Berkshire Hathaway Cl B              	COM	BRKB    12715.54  4656		0	0	SOLE	0	 4656	    0	   0
Marathon Oil Corporation             	COM	MRO     6509.40	  94435		0	0	SOLE	0	 94435	    0	   0
Transocean, Inc.                     	COM	RIG     5907.28	  96351		0	0	SOLE	0	 96351	    0	   0
Partnerre Ltd                        	COM	PRE     4601.03	  71835		0	0	SOLE	0	 71835	    0	   0
Ford Motor Company                   	COM	F       3870.39	  392534.286	0	0	SOLE	0	 392534.286 0	   0
Citigroup                            	COM	C       3739.88	  82159		0	0	SOLE	0	 82159	    0	   0
A T & T Corp                         	COM	T       3457.08	  174600	0	0	SOLE	0	 174600	    0	   0
Southwest Airlines Co                	COM	LUV     3455.46	  232691	0	0	SOLE	0	 232691	    0	   0
Pfizer Incorporated                  	COM	PFE     3414.67	  136751	0	0	SOLE	0	 136751	    0	   0
Potash Corp Sask Inc                 	COM	POT     3133.69	  33580		0	0	SOLE	0	 33580	    0	   0
Unumprovident Corp                   	COM	UNM     3004.79	  146575	0	0	SOLE	0	 146575	    0	   0
Washington Mutual Inc                	COM	WM      2970.80	  75747		0	0	SOLE	0	 75747	    0	   0
U S G Corporation New                	COM	USG     2562.23	  37285		0	0	SOLE	0	37285	    0	   0
Bp Amoco Plc Adr     Xxx             	COM	BP      2555.13	  36064		0	0	SOLE	0	36064	    0	   0
Auto Data Processing                 	COM	ADP     2400.04	  55763		0	0	SOLE	0	55763	    0	   0
General Motors Corp                  	COM	GM      2340.29	  76455		0	0	SOLE	0	76455	    0	   0
Amern Pwr Conversion Cp              	COM	APCC    2184.67	  84350		0	0	SOLE	0	84350	    0	   0
Hewlett-Packard Company              	COM	HPQ     2124.30	  72750		0	0	SOLE	0	72750	    0	   0
Verizon Communications               	COM	VZ      2084.74	  63773		0	0	SOLE	0	63773	    0	   0
Microsoft Corp                       	COM	MSFT    2017.23	  78400		0	0	SOLE	0	78400	    0	   0
Waste Management Inc Del             	COM	WMI     1911.15	  66800		0	0	SOLE	0	66800	    0	   0
Reynolds & Reynolds Cl A             	COM	REY     1885.78	  68799		0	0	SOLE	0	68799	    0	   0
Jones Apparel Group                  	COM	JNY     1818.30	  63800		0	0	SOLE	0	63800	    0	   0
Electronic Data Sys Corp             	COM	EDS     1748.32	  77911		0	0	SOLE	0	77911	    0	   0
J P Morgan Chase & Co.               	COM	JPM     1744.41	  51412		0	0	SOLE	0	51412	    0	   0
Morgan Stanley                       	COM	MWD     1618.90	  30013		0	0	SOLE	0	30013	    0	   0
Templeton Dragon Fund                	COM	TDF     1583.06	  80975		0	0	SOLE	0	80975	    0	   0
Unisys Corp                          	COM	UIS     1544.38	  232587	0	0	SOLE	0	232587	    0	   0
Merck & Co Inc                       	COM	MRK     1431.52	  52610		0	0	SOLE	0	52610	    0	   0
Crescent Real Est Eq Co              	COM	CEI     1427.68	  69609		0	0	SOLE	0	69609	    0	   0
Motorola Incorporated                	COM	MOT     1136.53	  51450		0	0	SOLE	0	51450	    0	   0
Quantum Cp Dlt & Storag              	COM	DSS     1002.55	  324450	0	0	SOLE	0	324450	    0	   0
Allstate Corporation                 	COM	ALL      843.17	  15250		0	0	SOLE	0	15250	    0	   0
Comerica Incorporated                	COM	CMA      818.18	  13891		0	0	SOLE	0	13891	    0	   0
Johnson & Johnson                    	COM	JNJ      781.51	  12350		0	0	SOLE	0	12350	    0	   0
Apache Corp                          	COM	APA      745.28	   9908		0	0	SOLE	0	9908	    0	   0
Exxon Mobil Corporation              	COM	XOM      710.57	  11183		0	0	SOLE	0	11183	    0	   0
Utstarcom Inc                        	COM	UTSI     659.32	  80700		0	0	SOLE	0	80700	    0	   0
General Electric Company             	COM	GE       654.21	  19430		0	0	SOLE	0	19430	    0	   0
Intel Corp                           	COM	INTC     591.43	  23993		0	0	SOLE	0	23993	    0	   0
Wyeth                                	COM	WYE      573.66	  12398		0	0	SOLE	0	12398	    0	   0
Anadarko Petroleum Corp              	COM	APC      564.93	   5900		0	0	SOLE	0	5900	    0	   0
Omnicom Group Inc                    	COM	OMC      510.14	   6100		0	0	SOLE	0	6100	    0	   0
Altria Group, Inc.                   	COM	MO       476.54	   6465		0	0	SOLE	0	6465	    0	   0
Winston Hotels Inc                   	COM	WXH      441.25	  44125		0	0	SOLE	0	44125	    0	   0
Keane Incorporated                   	COM	KEA      403.48	  35300		0	0	SOLE	0	35300	    0	   0
Johnson Controls Inc                 	COM	JCI      388.62	   6263		0	0	SOLE	0	6263	    0	   0
Comcast Corp Class A                 	COM	CMCSA    331.26	  11275		0	0	SOLE	0	11275	    0	   0
Stryker Corp                         	COM	SYK      261.98	   5300		0	0	SOLE	0	5300	    0	   0
Daimlerchrysler A G                  	COM	DCX      230.91	   4347		0	0	SOLE	0	4347	    0	   0
Federal-Mogul Corp                   	COM	FDMLQ      5.50	  11000		0	0	SOLE	0	11000	    0	   0
Online Pwr Supply Inc                	COM	OPWR       0.00	  10776		0	0	SOLE	0	10776	    0	   0
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